EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the updated risk/return summary information included in a supplement to the Prospectus, dated January 26, 2017, for Causeway Global Absolute Return Fund (the “Fund”), a series of Causeway Capital Management Trust, filed with the Securities and Exchange Commission on August 9, 2017 (Accession No. 0001193125-17-252339), the purpose of which was to provide updated information on advisory fees for the Fund.